[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

ANNUAL REPORT

OCTOBER 31, 2002

- CREDIT SUISSE
  U.S. GOVERNMENT MONEY FUND

- CREDIT SUISSE
  MUNICIPAL MONEY FUND

MORE COMPLETE INFORMATION ABOUT THE FUNDS, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3147. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE FUNDS' YIELDS WILL FLUCTUATE. ALTHOUGH EACH FUND SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT CAN DO SO ON A CONTINUING BASIS AND IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN EACH FUND. AN INVESTMENT IN EACH FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE U.S. GOVERNMENT MONEY FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2002

                                                                December 2, 2002

Dear Shareholder:

     For the 12 months ended October 31, 2002, Credit Suisse U.S. Government Money Fund(1) (the "Fund") returned 1.11%. In addition, the Fund's total net assets as of October 31, 2002 were $47.8 million, compared with $81.5 million on October 31, 2001, and its annualized yield for the seven-day period ended October 31, 2002 was 0.87%.

     The Fund's fiscal year was a challenging time across the broad spectrum of financial assets. Accounting irregularities of Fortune 500 companies, rising anxiety about geopolitical instability in the Middle East and South Asia, and fears of deflation combined to undermine investor trust and erode investor confidence throughout the period.

     The prospects for a quick U.S. economic recovery abated, furthermore, which pushed money market yields down to historical lows for two reasons, in our opinion. First, it suggested that interest rates were more likely to fall than rise; and second, it prompted investors to shun relatively risky assets like stocks in favor of the safety of money market funds and other high-quality debt instruments.

     The main driver of our investment strategy over the course of the fiscal year was our general belief that the Federal Reserve ("Fed") would choose to reduce nominal short-term interest rates as a means of stimulating economic growth. We thus adopted a "barbell" approach to the portfolio, in which we concentrated most assets into two maturity categories. One end of the barbell consisted of comparatively longer-term (i.e., up to one year) securities whose yields were correspondingly higher, and the other was the shorter-term paper that typically forms the core of the Fund's holdings. Our ownership of the longer-term paper meant that the Fund's average maturity rose to 80 days at the end of the year from 55 days on October 31, 2001.

     Looking ahead, we expect the Fed to closely monitor the economy and maintain its efforts to aid in the economic recovery. Our barbell approach to the Fund remains intact accordingly.

Credit Suisse Asset Management, LLC

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2002(1)

ONE YEAR                         FIVE YEAR                        SINCE INCEPTION
 1.20%                             4.00%                               4.08%

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2002(1)

ONE YEAR                         FIVE YEAR                        SINCE INCEPTION
 1.11%                             3.94%                               4.03%

----------
(1) Returns assume reinvestment of dividends.

CREDIT SUISSE MUNICIPAL MONEY FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2002

                                                                December 2, 2002

Dear Shareholder:

     For the 12 months ended October 31, 2002, Credit Suisse Municipal Money Fund(1) (the "Fund") returned 0.76%. The following statistics characterized the Fund as of October 31, 2002: total net assets were $47.8 million, compared with $73.4 million on October 31, 2001; annualized yield for the seven-day period ended October 31, 2002 was 0.88%; and average weighted maturity was 60 days, down from 74 days on October 31, 2001.

     As we see it, there were two primary factors that drove trading activity in municipal securities during the Fund's fiscal year. The first of these was the overall climate of risk aversion that applied to the broad of spectrum of financial assets as a whole. The second was municipals' historically cheap valuations compared to those of taxable debt. Valuations were considered sufficiently attractive on this basis, in fact, that large investors that would normally be most interested in taxable paper (E.G., insurance companies) additionally chose to be active acquirors of existing and newly issued municipals.

     Our investment strategy over the course of the fiscal year was based on our general belief that the Federal Reserve ("Fed") would choose to reduce nominal short-term interest rates as a means of stimulating economic growth. We thus utilized a "barbell" approach in which we concentrated most assets into two maturity categories. One end of the barbell consisted of comparatively longer-term (I.E., up to one year) securities whose yields were correspondingly higher, and the other was the shorter-term paper that typically forms the core of the Fund's holdings. We also sought out highest-quality instruments like general obligations, insured paper and bonds whose issuers ranked in the top tiers of creditworthiness.

     Looking ahead, we expect the Fed to closely monitor the economy and maintain its efforts to aid in the economic recovery. Our barbell approach to the Fund is intact as a result of this expectation. New issuance of municipals, which was vigorous in 2002, should remain so into 2003 and continue to be met with equally vigorous demand, in our view. Perhaps the biggest risk to the market that we see is the possibility that aggregate municipal creditworthiness could suffer if the pace of economic growth does not meaningfully improve.

Credit Suisse Asset Management, LLC

     A PORTION OF INCOME MAY BE SUBJECT TO STATE, LOCAL AND CITY TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2002(1)

ONE YEAR                           FIVE YEAR                        SINCE INCEPTION
 0.81%                               2.32%                               2.39%

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2002(1)

ONE YEAR                           FIVE YEAR                        SINCE INCEPTION
 0.76%                               2.29%                               2.37%

----------
(1) Returns assume reinvestment of dividends.

CREDIT SUISSE U.S. GOVERNMENT MONEY FUND
SCHEDULE OF INVESTMENTS
October 31, 2002

      PAR                                                RATINGS+
     (000)                                             (S&P/MOODY'S)     MATURITY      RATE%            VALUE
     -----                                             -------------     --------      -----            -----
UNITED STATES AGENCY OBLIGATIONS (50.8%)
   $ 1,000   Fannie Mae                                 (AAA , Aaa)      01/15/03      5.250         $  1,007,096
     3,790   Fannie Mae                                 (AAA , Aaa)      04/15/03      5.750            3,859,487
     2,000   Fannie Mae Discount Note                   (AAA , Aaa)      03/07/03      1.600            1,988,800
     1,300   Fannie Mae Discount Note                   (AAA , Aaa)      04/02/03      1.610            1,291,163
     1,000   Fannie Mae Discount Note                   (AAA , Aaa)      09/19/03      1.635              985,376
     2,000   Fannie Mae Discount Note                   (AAA , Aaa)      09/19/03      1.720            1,969,231
     1,955   Fannie Mae Floating Rate Notes ##          (AAA , Aaa)      11/13/02      1.793            1,955,000
     1,300   Federal Home Loan Bank                     (AAA , Aaa)      01/13/03      5.125            1,308,730
     1,400   Federal Home Loan Bank                     (AAA , Aaa)      04/03/03      1.648            1,400,000
     2,000   Federal Home Loan Bank                     (AAA , Aaa)      08/15/03      4.125            2,035,494
     1,500   Federal Home Loan Bank Discount Notes      (AAA , Aaa)      08/14/03      1.700            1,479,741
     1,500   Federal Home Loan Bank Floating Rate
               Notes ##                                 (AAA , Aaa)      09/26/03      2.120            1,500,000
     1,000   Federal Home Loan Mortgage Discount
               Notes                                    (AAA , Aaa)      11/07/02      1.640              999,727
     1,500   Freddie Mac                                (AAA , Aaa)      05/15/03      7.375            1,545,455
     1,000   Sallie Mae                                 (AAA , Aaa)      04/25/03      2.700            1,004,441
                                                                                                     ------------
TOTAL UNITED STATES AGENCY OBLIGATIONS
  (Cost $24,329,741)                                                                                   24,329,741
                                                                                                     ------------
REPURCHASE AGREEMENT (49.0%)
    23,427   Goldman Sachs Group, Inc. (Agreement
               dated 10/31/02, to be repurchased at
               $23,428,249, collateralized by
               $18,893,000 Federal National Mortgage
               Assoc. 5.250% due 03/22/07 and
               $4,264,000 Freddie Mac 1.92% due
               07/30/03. Market Value of collateral is
               $23,789,073). (Cost $23,427,000)          (A1+,Aaa)       11/01/02      1.920           23,427,000
                                                                                                     ------------
TOTAL INVESTMENTS AT VALUE (99.8%) (Cost $47,756,741)                                                  47,756,741
OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)                                                               86,292
                                                                                                     ------------
NET ASSETS (100.0%)                                                                                  $ 47,843,033
                                                                                                     ============

                Average Weighted Maturity -- 80 days (Unaudited)

----------
+ Credit ratings given by Standard & Poor's Ratings Group and Moody's Investors Service, Inc. are unaudited.

## The interest rate is as of October 31, 2002 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS
October 31, 2002

      PAR                                                   RATINGS+
     (000)                                                (S&P/MOODY'S)       MATURITY            RATE%        VALUE
     -----                                                -------------       --------            -----        -----
MUNICIPAL BONDS (100.6%)
ALABAMA (4.2%)
    $1,300  Stevenson Alabama Industrial Development
             Board Environment Import Revenue, (Bank of
             America NT LOC)                                (A1+ , NR)        11/01/02            2.050     $  1,300,000
       700  Stevenson Alabama Industrial Development
             Board Environment Import Revenue, (Toronto
             Dominion Bank LOC)                             (A1+ , NR)        11/01/02            2.050          700,000
                                                                                                            ------------
TOTAL ALABAMA (Cost $2,000,000)                                                                                2,000,000
                                                                                                            ------------
CALIFORNIA (2.3%)
     1,100  California State Revenue Anticipation Notes   (SP-1 , MIG1)       06/20/03            1.800        1,106,853
                                                                                                            ------------
TOTAL CALIFORNIA (Cost $1,106,853)                                                                             1,106,853
                                                                                                            ------------
COLORADO (4.2%)
     1,000  Colorado State General Fund Revenue            (SP1+ , NR)        06/27/03            3.000        1,009,632
     1,000  Denver, CO, City and County Airport Revenue
             Bonds, Series 00-A (AMBAC Insurance LOC)      (AAA , Aaa)        11/15/02            5.500        1,001,338
                                                                                                            ------------
TOTAL COLORADO (Cost $2,010,970)                                                                               2,010,970
                                                                                                            ------------
CONNECTICUT (4.2%)
     2,000  Connecticut State Health and Educational      (A1+ , VMIG1)       11/01/02            2.050        2,000,000
                                                                                                            ------------
TOTAL CONNECTICUT (Cost $2,000,000)                                                                            2,000,000
                                                                                                            ------------
GEORGIA (4.8%)
     2,300  Municipal Electric Authority Georgia          (A1+ , VMIG1)       11/06/02            1.800        2,300,000
                                                                                                            ------------
TOTAL GEORGIA (Cost $2,300,000)                                                                                2,300,000
                                                                                                            ------------
IDAHO (3.0%)
     1,400  Idaho State Tax Anticipation Notes            (SP1+ , MIG1)       06/30/03            3.000        1,412,458
                                                                                                            ------------
TOTAL IDAHO (Cost $1,412,458)                                                                                  1,412,458
                                                                                                            ------------
ILLINOIS (10.5%)
     2,200  Chicago Illinois O'Hare International
             Airport Revenue, (Societe Generale LOC)       (A1+ , P1)         11/06/02            1.830        2,200,000
     2,800  Illinois State Revenue Anticipation
             Certificates                                 (SP-1+ , MIG1)      06/15/03            3.000        2,825,777
                                                                                                            ------------
TOTAL ILLINOIS (Cost $5,025,777)                                                                               5,025,777
                                                                                                            ------------
INDIANA (12.1%)
     2,000  Indiana Health Facility Financing Authority,
             Revenue Bonds, (Ascension Health Credit
             Group LOC) Series 01-A-1                     (A1+ , VMIG1)       07/03/03            1.830        2,000,000
     2,800  Indiana Secondary Market Educational Loans
             Incorporated Student Loan Revenue, (AMBAC
             Insurance LOC)                               (A1+ , VMIG1)       11/06/02            1.900        2,800,000
     1,000  Indiana State Educational Facilities
             Authority Revenue, (Northern Trust Co. LOC)  (NR , VMIG1)        11/01/02            1.950        1,000,000
                                                                                                            ------------
TOTAL INDIANA (Cost $5,800,000)                                                                                5,800,000
                                                                                                            ------------

                 See Accompanying Notes to Financial Statements.

                                        6

      PAR                                                   RATINGS+
     (000)                                                (S&P/MOODY'S)       MATURITY            RATE%        VALUE
     -----                                                -------------       --------            -----        -----
MUNICIPAL BONDS (CONTINUED)
IOWA (1.5%)
    $  700  Hills Iowa Healthcare Revenue Mercy Hospital
             Project, (U.S. Bank N.A. LOC)                (A2 , VMIG1)        11/01/02            1.950     $    700,000
                                                                                                            ------------
TOTAL IOWA (Cost $700,000)                                                                                       700,000
                                                                                                            ------------
MASSACHUSETTS (4.2%)
     2,000  Massachusetts State Variable Refunding
             Series B, (Toronto Dominion Bank LOC)        (A1+ , VMIG1)       11/07/02            1.800        2,000,000
                                                                                                            ------------
TOTAL MASSACHUSETTS (Cost $2,000,000)                                                                          2,000,000
                                                                                                            ------------
MISSOURI (2.4%)
     1,100  Kansas City Missouri Airport Revenue           (NR , Aaa)         09/01/03            5.250        1,131,680
                                                                                                            ------------
TOTAL MISSOURI (Cost $1,131,680)                                                                               1,131,680
                                                                                                            ------------
NEW MEXICO (2.1%)
     1,000  Farmington New Mexico Pollution Control
             Revenue                                       (A1+ , P1)         11/01/02            2.000        1,000,000
                                                                                                            ------------
TOTAL NEW MEXICO (Cost $1,000,000)                                                                             1,000,000
                                                                                                            ------------
NEW YORK (22.7%)
     1,000  New York City Municipal Water Finance
             Authority, (FGIC Insurance LOC)              (A1+ , VMIG1)       11/01/02            1.900        1,000,000
     2,000  New York NY Var Subseries A7                  (A1+ , VMIG1)       11/01/02            1.900        2,000,000
     2,400  New York State Housing Finance Agency
             Revenue, (Fannie Mae Enhanced LOC)            (A1+ , NR)         11/06/02            1.800        2,400,000
     3,050  New York, NY Adjusted Subseries E4,
             (State Street Bank and Trust Co. LOC)        (A1+ , VMIG1)       11/01/02            1.950        3,050,000
     2,400  New York, NY Adjusted Subseries E6,
             (FGIC Insurance LOC)                         (A1+ , VMIG1)       11/01/02            1.900        2,400,000
                                                                                                            ------------
TOTAL NEW YORK (Cost $10,850,000)                                                                             10,850,000
                                                                                                            ------------
PENNSYLVANIA (4.4%)
     2,100  Schuylkill County Pennsylvania Industrial
             Development Resource Recovery Revenue,
             (Dexia Credit Local LOC)                      (A1+ , NR)         11/01/02            2.000        2,100,000
                                                                                                            ------------
TOTAL PENNSYLVANIA (Cost $2,100,000)                                                                           2,100,000
                                                                                                            ------------
TEXAS (11.5%)
       370  Dallas Fort Worth, TX, International Airport
             Refunding & Improvement, Revenue Bonds,
             Series 01-A (FGIC Insurance LOC)              (AAA , Aaa)        11/01/02            4.000          370,000
     1,900  Guadalupe Blanco River Authority Texas        (A1+ , VMIG1)       11/01/02            1.900        1,900,000
     2,000  Harris County Texas Industrial Development
             Corporation Revenue, (Rabobank
             Nederland LOC)                                (A-1+ , NR)        11/06/02            1.800        2,000,000
     1,200  Houston Texas Tax & Revenue Anticipation
             Notes                                        (SP1+ , MIG1)       06/30/03            3.000        1,210,994
                                                                                                            ------------
TOTAL TEXAS (Cost $5,480,994)                                                                                  5,480,994
                                                                                                            ------------

                 See Accompanying Notes to Financial Statements.

                                        7

      PAR                                                   RATINGS+
     (000)                                                (S&P/MOODY'S)       MATURITY            RATE%        VALUE
     -----                                                -------------       --------            -----        -----
MUNICIPAL BONDS (CONCLUDED)
VIRGINIA (1.3%)
    $  625  Chesterfield County, VA, Certificates of
             Participation                                 (AA , Aa1)         11/01/02            4.000     $    625,000
                                                                                                            ------------
TOTAL VIRGINIA (Cost $625,000)                                                                                   625,000
                                                                                                            ------------
WASHINGTON (2.1%)
     1,000  Port Seattle Washington                        (AA+ , Aa1)        05/01/03            5.250        1,018,190
                                                                                                            ------------
TOTAL WASHINGTON (Cost $1,018,190)                                                                             1,018,190
                                                                                                            ------------
WYOMING (3.1%)
     1,500  Uinta County Wyoming Pollution Control
             Revenue, (Chevron Corp. LOC)                   (NR , P1)         11/01/02            1.900        1,500,000
                                                                                                            ------------
TOTAL WYOMING (Cost $1,500,000)                                                                                1,500,000
                                                                                                            ------------
TOTAL MUNICIPAL BONDS (Cost $48,061,922)                                                                      48,061,922
                                                                                                            ------------

     NUMBER
       OF
     SHARES
     ------
SHORT-TERM INVESTMENT (0.1%)
    49,185  Federated Investors Tax-Free Obligations
             Fund (Cost $49,185)                                                                                  49,185
                                                                                                            ------------
TOTAL INVESTMENTS AT VALUE (100.7%) (Cost $48,111,107)                                                        48,111,107
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.7%)                                                                   (314,084)
                                                                                                            ------------
NET ASSETS (100.0%)                                                                                         $ 47,797,023
                                                                                                            ============

                Average Weighted Maturity -- 60 days (Unaudited)

----------
+ Credit ratings given by Standard & Poor's Ratings Group and Moody's Investors
  Service, Inc. are unaudited.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2002

                                                                        U.S. GOVERNMENT    MUNICIPAL
                                                                          MONEY FUND      MONEY FUND
                                                                        ---------------  -------------
ASSETS
    Investments at value (Cost $24,329,741 and
      $48,111,107, respectively)                                        $    24,329,741  $  48,111,107
    Repurchase agreement at value (Cost $23,427,000
      and $0, respectively)                                                  23,427,000             --
    Cash                                                                            174         94,583
    Receivable for fund shares sold                                             399,023        565,182
    Interest receivable                                                         130,223        204,068
    Prepaid expenses and other assets                                             6,873          9,472
                                                                        ---------------  -------------
      Total Assets                                                           48,293,034     48,984,412
                                                                        ---------------  -------------

LIABILITIES
    Advisory fee payable                                                          2,532          7,827
    Administrative services fee payable                                           9,275         10,559
    Distribution fee payable                                                     11,397         11,444
    Payable for fund shares redeemed                                            404,991          2,654
    Dividend payable                                                                174            346
    Payable for investments purchased                                                --      1,141,305
    Other accrued expenses payable                                               21,632         13,254
                                                                        ---------------  -------------
      Total Liabilities                                                         450,001      1,187,389
                                                                        ---------------  -------------

NET ASSETS
    Capital stock, $0.001 par value                                              47,840         47,789
    Paid-in capital                                                          47,791,261     47,741,523
    Accumulated undistributed net investment income                               3,932          7,711
                                                                        ---------------  -------------
      Net Assets                                                        $    47,843,033  $  47,797,023
                                                                        ===============  =============
      Shares outstanding                                                     47,840,441     47,789,241
                                                                        ---------------  -------------
      Net asset value, offering price and redemption price per share    $          1.00  $        1.00
                                                                        ===============  =============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2002

                                                                        U.S. GOVERNMENT    MUNICIPAL
                                                                          MONEY FUND      MONEY FUND
                                                                        ---------------  -------------
INTEREST INCOME                                                         $     1,305,886  $   1,225,302
                                                                        ---------------  -------------

EXPENSES
    Investment advisory fees                                                    257,749        294,308
    Administrative services fees                                                107,858        127,502
    Distribution fees                                                           158,320         77,848
    Legal fees                                                                   48,993         51,923
    Registration fees                                                            24,443         27,968
    Custodian fees                                                               23,604          9,870
    Transfer agent fees                                                          23,299         13,905
    Printing fees                                                                21,414         24,097
    Audit fees                                                                   16,675         15,175
    Insurance expense                                                             7,640          7,463
    Offering Costs                                                                5,423          5,591
    Trustees fees                                                                 4,657          4,713
    Miscellaneous expense                                                         4,098          1,830
                                                                        ---------------  -------------
      Total expenses                                                            704,173        662,193
    Less: fees waived                                                          (124,238)            --
                                                                        ---------------  -------------
      Net expenses                                                              579,935        662,193
                                                                        ---------------  -------------
       Net investment income                                                    725,951        563,109
                                                                        ---------------  -------------
NET REALIZED GAIN FROM INVESTMENTS                                                4,839          8,202
                                                                        ---------------  -------------
    Net increase in net assets resulting from operations                $       730,790  $     571,311
                                                                        ===============  =============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                U.S. GOVERNMENT MONEY FUND                 MUNICIPAL MONEY FUND
                                           ------------------------------------    ------------------------------------
                                                    FOR THE YEAR ENDED                       FOR THE YEAR ENDED
                                           ------------------------------------    ------------------------------------
                                           OCTOBER 31, 2002    OCTOBER 31, 2001    OCTOBER 31, 2002    OCTOBER 31, 2001
                                           ----------------    ----------------    ----------------    ----------------
FROM OPERATIONS
  Net investment income                    $        725,951    $      3,262,993    $        563,109    $      1,684,996
  Net realized gain from investments                  4,839              25,791               8,202                 891
                                           ----------------    ----------------    ----------------    ----------------
   Net increase in net assets
     resulting from operations                      730,790           3,288,784             571,311           1,685,887
                                           ----------------    ----------------    ----------------    ----------------

FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income             (729,565)         (3,262,993)           (563,180)         (1,684,996)
  Distributions from net realized gains             (17,942)                 --              (1,301)                 --
                                           ----------------    ----------------    ----------------    ----------------
   Net decrease in net assets resulting
     from dividends and distributions              (747,507)         (3,262,993)           (564,481)         (1,684,996)
                                           ----------------    ----------------    ----------------    ----------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                  292,017,745         388,946,203         343,557,549         463,125,215
  Reinvestment of dividends and
   distributions                                    655,775           3,283,740             502,413           1,630,012
  Net asset value of shares redeemed           (326,291,771)       (370,703,378)       (369,714,124)       (447,799,290)
                                           ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets
     from capital share transactions            (33,618,251)         21,526,565         (25,654,162)         16,955,937
                                           ----------------    ----------------    ----------------    ----------------
  Net increase (decrease) in net assets         (33,634,968)         21,552,356         (25,647,332)         16,956,828

NET ASSETS
  Beginning of year                              81,478,001          59,925,645          73,444,355          56,487,527
                                           ----------------    ----------------    ----------------    ----------------
  End of year                              $     47,843,033    $     81,478,001    $     47,797,023    $     73,444,355
                                           ================    ================    ================    ================
UNDISTRIBUTED NET
   INVESTMENT INCOME                       $          3,932    $          3,614    $          7,711    $             71
                                           ================    ================    ================    ================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE U.S. GOVERNMENT MONEY FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)

                                                                           FOR THE YEAR ENDED OCTOBER 31,
                                                     ---------------------------------------------------------------------------
                                                         2002            2001            2000           1999            1998
                                                     -----------     -----------     -----------     -----------     -----------
PER SHARE DATA
    Net asset value, beginning of period             $    1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000
                                                     -----------     -----------     -----------     -----------     -----------

INVESTMENT OPERATIONS
    Net investment income                                 0.0110          0.0410          0.0530          0.0420          0.0470
    Net gain on investments                               0.0002              --              --              --              --
                                                     -----------     -----------     -----------     -----------     -----------
      Total from investment operations                    0.0112          0.0410          0.0530          0.0420          0.0470
                                                     -----------     -----------     -----------     -----------     -----------

LESS DIVIDENDS AND DISTRIBUTIONS
    Dividends from net investment income                 (0.0110)        (0.0410)        (0.0530)        (0.0420)        (0.0470)
    Distributions from net realized gains                (0.0002)             --              --              --              --
                                                     -----------     -----------     -----------     -----------     -----------
      Total dividends and distributions                  (0.0112)        (0.0410)        (0.0530)        (0.0420)        (0.0470)
                                                     -----------     -----------     -----------     -----------     -----------
  NET ASSET VALUE, END OF PERIOD                     $    1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000
                                                     ===========     ===========     ===========     ===========     ===========
      Total return(1)                                       1.11%           4.19%           5.39%           4.26%           4.79%

RATIOS AND SUPPLEMENTAL DATA
    Net assets, end of period (000s omitted)         $    47,843     $    81,478     $    59,926     $    59,877     $    56,697
    Ratio of expenses to average net assets                 0.90%           0.90%           0.90%           0.90%           0.90%
    Ratio of net investment income to
      average net assets                                    1.12%           4.10%           5.26%           4.19%           4.68%
    Decrease reflected in above
      operating expense ratios due
      to waivers/reimbursements                             0.19%           0.08%           0.09%           0.19%           0.25%

----------
(1) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)

                                                                           FOR THE YEAR ENDED OCTOBER 31,
                                                     ---------------------------------------------------------------------------
                                                        2002             2001           2000            1999            1998
                                                     -----------     -----------     -----------     -----------     -----------
PER SHARE DATA
    Net asset value, beginning of period             $    1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000
                                                     -----------     -----------     -----------     -----------     -----------

INVESTMENT OPERATIONS
    Net investment income                                 0.0076          0.0240          0.0320          0.0230          0.0270
                                                     -----------     -----------     -----------     -----------     -----------
      Total from investment operations                    0.0076          0.0240          0.0320          0.0230          0.0270
                                                     -----------     -----------     -----------     -----------     -----------

LESS DIVIDENDS AND DISTRIBUTIONS
    Dividends from net investment income                 (0.0076)        (0.0240)        (0.0320)        (0.0230)        (0.0270)
    Distributions from net realized gains                (0.0000)(1)          --              --              --              --
                                                     -----------     -----------     -----------     -----------     -----------
      Total dividends and distributions                  (0.0076)        (0.0240)        (0.0320)        (0.0230)        (0.0270)
                                                     -----------     -----------     -----------     -----------     -----------
  NET ASSET VALUE, END OF PERIOD                     $    1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000
                                                     ===========     ===========     ===========     ===========     ===========
      Total return(2)                                       0.76%           2.40%           3.23%           2.37%           2.72%

RATIOS AND SUPPLEMENTAL DATA
    Net assets, end of period (000s omitted)         $    47,797     $    73,444     $    56,488     $    44,347     $    57,778
    Ratio of expenses to average net assets                 0.90%           0.90%           0.90%           0.90%           0.90%
    Ratio of net investment income to average
      net assets                                            0.77%           2.38%           3.17%           2.33%           2.68%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                    --            0.10%           0.09%           0.14%           0.15%

----------
(1)  This amount represents less than ($0.0001) per share.

(2) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2002

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Credit Suisse Opportunity Funds (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of four investment funds. The accompanying financial statements and notes are those of the Credit Suisse U.S. Government Money Fund ("U.S. Government Money") and the Credit Suisse Municipal Money Fund ("Municipal Money") (each, a "Fund" and collectively, the "Funds"). The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

     The investment objective of the U.S. Government Money is maximum current income, consistent with liquidity and safety of principal. The investment objective of the Municipal Money is maximum current income exempt from federal income taxes, consistent with liquidity and safety of principal.

     Each Fund is considered to be a separate entity for financial reporting and tax purposes. It is the policy of each Fund to maintain a stable net asset value of $1.00 per share for each Fund. Each Fund has adopted certain investment, fund valuation, dividend and distribution policies to enable it to do so. There is no assurance, however, that each Fund will be able to maintain a stable net asset value of $1.00 per share.

     A) SECURITY VALUATION -- The net asset value of each Fund is determined as of the close of regular trading on the New York Stock Exchange, Inc. Each Fund's investments are valued under the amortized cost method, which has been determined by the Funds' Board of Trustees to represent the fair value of the Funds' investments. The Board of Trustees has established procedures which include review by the Board of Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which the Fund's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated. Amortized cost involves valuing a Fund holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.

     B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of the investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. The Funds account separately for the assets, liabilities and operations of each Fund. Expenses directly attributed to each Fund are charged to that Fund's operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.

     C) DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are generally declared and paid annually, although the Funds may declare and pay short-term capital gains, if any, periodically as the Board of Trustees determines. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

     D) FEDERAL INCOME TAXES -- No provision is made for federal income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     E) REPURCHASE AGREEMENTS -- Each Fund may enter into repurchase agreements. Under the terms of a typical repurchase agreement, a Fund acquires a security subject to an obligation of the seller to repurchase. Securities pledged as collateral for repurchase agreements are held by the broker until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payment of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Credit Suisse Asset Management, LLC ("CSAM") serves as investment adviser for the Funds. For its investment advisory services, CSAM is entitled to receive a fee from each Fund based on the following fee structure, computed daily and payable monthly on each Fund's average daily net assets:

           AVERAGE DAILY NET ASSETS                 ANNUAL RATE
           ------------------------                 -----------
           First $1 billion                0.40% of average daily net assets
           Over $1 billion                 0.35% of average daily net assets

     For the year ended October 31, 2002, investment advisory fees earned and voluntarily waived were as follows:

                                      GROSS                          NET
                                     ADVISORY                      ADVISORY
           FUND                        FEE           WAIVER          FEE
           ----                     ---------     -----------     ----------
           U.S. Government Money    $ 257,749     $ (124,238)     $  133,511
           Municipal Money            294,308             --         294,308

     Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB") serve as co-administrators to the Funds. At its meeting held on February 12, 2002, the Board of Trustees approved SSB to replace PFPC, Inc. ("PFPC") as co-administrator effective July 1, 2002.

     For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of each Fund's average daily net assets.

     For the year ended October 31, 2002, co-administrative services fees earned by CSAMSI were as follows:

           FUND                                     CO-ADMINISTRATION FEE
           ----                                     ---------------------
           U.S. Government Money                          $ 64,437
           Municipal Money                                  73,577

     For its co-administrative services, PFPC was entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

           AVERAGE DAILY NET ASSETS                        ANNUAL RATE
           ------------------------                        -----------
           First $500 million                     .07% of average daily net assets
           Next $1 billion                        .06% of average daily net assets
           Over $1.5 billion                      .05% of average daily net assets

     For the period November 1, 2001 through June 30, 2002, co-administrative services fees earned by PFPC (including out-of-pocket expenses) were as follows:

           FUND                                    CO-ADMINISTRATION FEE
           ----                                    ---------------------
           U.S. Government Money                          $ 34,098
           Municipal Money                                  37,225

     For its co-administrative services SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds co-administered by SSB and allocated based upon relative average net assets of each fund.

           AVERAGE DAILY NET ASSETS                        ANNUAL RATE
           ------------------------                        -----------
           First $5 billion                     .050% of average daily net assets
           Next $5 billion                      .035% of average daily net assets
           Over $10 billion                     .020% of average daily net assets

     For the period July 1, 2002 through October 31, 2002 co-administrative service fees earned by SSB (including out-of-pocket fees) were as follows:

           FUND                                     CO-ADMINISTRATION FEE
           ----                                     ---------------------
           U.S. Government Money                          $  9,323
           Municipal Money                                  16,700

     In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Pursuant to a distribution plan adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act and the Distribution Agreement with CSAMSI, payments by each Fund under the plan are used to reimburse CSAMSI for its payments to broker-dealers of initial concessions or ongoing maintenance fees on sales of the Fund's shares. The maximum amount payable by each Fund under its 12b-1 Plan for distributing shares is .40% of its average daily net assets. During the fiscal year ended October 31, 2002, US Government and Municipal Money paid a distribution services fee to CSAMSI to reimburse CSAMSI for its payments to broker-dealers at an annual rate of .25% and .10%, respectively, of its average daily net assets. For the year ended October 31, 2002, distribution fees paid to CSAMSI were as follows:

           FUND                                      DISTRIBUTION FEE
           ----                                      ----------------
           U.S. Government Money                         $ 158,320
           Municipal Money                                  77,848

     Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing and fulfillment services. For the year ended October 31, 2002, Merrill was paid for its services by the Funds as follows:

           FUND                                            AMOUNT
           ----                                           --------
           U.S. Government Money                          $ 21,695
           Municipal Money                                  23,916

NOTE 3. CAPITAL SHARE TRANSACTIONS

     Each Fund is authorized to issue unlimited shares of beneficial interest at $.001 par value per share. Transactions in capital shares of each Fund were as follows ($1.00 per share):

                                                     U.S. GOVERNMENT MONEY
                                           ---------------------------------------
                                           FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                            OCTOBER 31, 2002     OCTOBER 31, 2001
                                           ------------------   ------------------
  Shares sold                                  292,017,745          388,946,203
  Shares issued in reinvestment of
    dividends and distributions                    655,775            3,283,740
  Shares redeemed                             (326,291,771)        (370,703,378)
                                              ------------         ------------
  Net increase (decrease)                      (33,618,251)          21,526,565
                                              ============         ============

                                                        MUNICIPAL MONEY
                                           ---------------------------------------
                                           FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                            OCTOBER 31, 2002     OCTOBER 31, 2001
                                           ------------------   ------------------
  Shares sold                                  343,557,549          463,125,215
  Shares issued in reinvestment of
    dividends and distributions                    502,413            1,630,012
  Shares redeemed                             (369,714,124)        (447,799,290)
                                              ------------         ------------
  Net increase (decrease)                      (25,654,162)          16,955,937
                                              ============         ============

     On October 31, 2002, the number of shareholders that held 5% or more of the outstanding shares were as follows:

                                       NUMBER OF        APPROXIMATE PERCENTAGE
                                     SHAREHOLDERS        OF OUTSTANDING SHARES
                                     ------------       ----------------------
           U.S. Government Money           1                     87%
           Municipal Money                 1                     96%

     Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

NOTE 4. FEDERAL INCOME TAXES

     Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

     The tax characteristics of dividends and distributions paid during the period ended October 31, 2002 and 2001, respectively for the Funds were as follows:

                              ORDINARY INCOME       LONG-TERM CAPITAL GAIN     TAX EXEMPT INCOME
                          -----------------------   ----------------------    --------------------
                            2002         2001          2002        2001         2002       2001
                          ---------   -----------   ----------  ----------    --------  ----------
   U.S. Government Money  $ 747,507   $ 3,262,993        $ --     $ --        $     --  $       --
   Municipal Money           38,760        44,971          --       --         525,721   1,680,025

     At October 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                            U.S. GOVERNMENT MONEY      MUNICIPAL MONEY
                                            ---------------------      ---------------
           Undistributed ordinary income           $ 3,932                 $ 7,711

     At October 31, 2002, the identified cost for federal income tax purposes were as follows:

           FUND                                      IDENTIFIED COST
           ----                                      ---------------
           U.S. Government Money                      $ 47,756,741
           Municipal Money                              48,111,107

     At October 31, 2002, accumulated undistributed net investment income, accumulated net realized gain (loss) from investments, and paid-in capital have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of excise tax regulations. Net assets were not affected by these reclassifications:

                                                                 ACCUMULATED NET
                                                                  REALIZED GAIN
                                  PAID-IN    UNDISTRIBUTED NET      (LOSS) ON
           FUND                   CAPITAL    INVESTMENT INCOME     INVESTMENTS
           ----                   -------    -----------------   ---------------
           U.S. Government Money   $ 907          $ 3,932           $ (4,839)
           Municipal Money            71            7,711             (7,782)

CREDIT SUISSE FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Credit Suisse U.S. Government Money Fund and
Credit Suisse Municipal Money Fund:

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse U.S. Government Money Fund and Credit Suisse Municipal Money Fund (two of the funds comprising the Credit Suisse Opportunity Funds) (collectively referred to as the "Funds") at October 31, 2002, the results of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Funds for each of the periods presented in the period ended October 31, 2000 were audited by other independent accountants, whose report dated December 20, 2000 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2002

CREDIT SUISSE FUNDS
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)

                                           TERM                                   NUMBER OF
                                           OF OFFICE(1)                           PORTFOLIOS IN
                                           AND                                    FUND
                             POSITION(S)   LENGTH         PRINCIPAL               COMPLEX         OTHER
                             HELD WITH     OF TIME        OCCUPATION(S) DURING    OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE        FUNDS         SERVED         PAST FIVE YEARS         TRUSTEE         HELD BY TRUSTEE
--------------------------   -----------   ------------   ---------------------   -------------   ----------------
INDEPENDENT TRUSTEES

Richard H. Francis           Trustee and   Since          Currently retired;      53              Director of
c/o Credit Suisse Asset      Audit         2001           Executive Vice                          The Indonesia.
Management, LLC.             Committee                    President and Chief                     Fund, Inc
466 Lexington Avenue         Member                       Financial Officer
New York, New York                                        of Pan Am Corporation
10017-3147                                                and Pan American
                                                          World Airways,Inc.
Age: 70                                                   from 1988 to 1991

Jack W. Fritz                Trustee and   Since          Private investor;       52              Director of
2425 North Fish Creek Road   Audit         2001           Consultant and                          Advo, Inc.
P.O.Box 1287                 Committee                    Director of Fritz                       (direct mail
Wilson, Wyoming 83014        Member                       Broadcasting, Inc.                      advertising)
                                                          and Fritz
Age: 75                                                   Communications
                                                          (developers and
                                                          operators of radio
                                                          stations) since 1987

Jeffrey E. Garten            Trustee and   Since          Dean of Yale School     52              Director of
Box 208200                   Audit         2001           of Management and                       Aetna, Inc.;
New Haven, Connecticut       Committee                    William S. Beinecke                     Director of
06520-8200                   Member                       Professor in the                        Calpine Energy
                                                          Practice of                             Corporation;
Age: 56                                                   International Trade                     Director of
                                                          and Finance;                            CarMax Group
                                                          Undersecretary of                       (used car
                                                          Commerce for                            dealers)
                                                          International Trade
                                                          from November 1993
                                                          to October 1995;
                                                          Professor at Columbia
                                                          University from
                                                          September 1992 to
                                                          November 1993
----------
(1)  Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

                                       21

                                           TERM                                   NUMBER OF
                                           OF OFFICE(1)                           PORTFOLIOS IN
                                           AND                                    FUND
                             POSITION(S)   LENGTH         PRINCIPAL               COMPLEX         OTHER
                             HELD WITH     OF TIME        OCCUPATION(S) DURING    OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE        FUNDS         SERVED         PAST FIVE YEARS         TRUSTEE         HELD BY TRUSTEE
--------------------------   -----------   ------------   ---------------------   -------------   ----------------
INDEPENDENT TRUSTEES--
  (CONTINUED)

Peter F. Krogh               Trustee and   Since          Dean Emeritus and       52              Member of the
301 ICC                      Audit         2001           Distinguished                           Board of The
Georgetown University        Committee                    Professor of                            Carlisle
Washington, DC 20057         Member                       International Affairs                   Companies Inc.;
                                                          at the Edmund A. Walsh                  Member of
Age: 65                                                   School of Foreign                       Selection
                                                          Service, Georgetown                     Committee
                                                          University; Moderator                   for Truman
                                                          of PBS Foreign affairs                  Scholars
                                                          television Series                       and Henry Luce
                                                                                                  Scholars; Senior
                                                                                                  Associate of
                                                                                                  Center for
                                                                                                  Strategic and
                                                                                                  International
                                                                                                  Studies; Trustee
                                                                                                  of numerous
                                                                                                  world affairs
                                                                                                  organizations

James S. Pasman, Jr.         Trustee and   Since          Currently retired;      54              Director of
c/o Credit Suisse Asset      Audit         2001           President and Chief                     Education
Management, LLC.             Committee                    Operating Officer                       Management
466 Lexington Avenue         Member                       of National                             Corp.; Director
New York, New York                                        InterGroup, Inc.                        of Credit
10017-3147                                                (holding company)                       Suisse Asset
                                                          from April 1989                         Management
Age: 71                                                   to March 1991;                          Income Fund,
                                                          Chairman of Permian                     Inc.; Trustee
                                                          Oil Co. from April                      of Credit Suisse
                                                          1989 to March 1991                      High Yield Bond
                                                                                                  Fund

                                       22

                                           TERM                                   NUMBER OF
                                           OF OFFICE(1)                           PORTFOLIOS IN
                                           AND                                    FUND
                             POSITION(S)   LENGTH         PRINCIPAL               COMPLEX         OTHER
                             HELD WITH     OF TIME        OCCUPATION(S) DURING    OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE        FUNDS         SERVED         PAST FIVE YEARS         TRUSTEE         HELD BY TRUSTEE
--------------------------   -----------   ------------   ---------------------   -------------   ------------------
INDEPENDENT TRUSTEES--
  (CONTINUED)

Steven N. Rappaport          Trustee and   Since          Partner of Lehigh       53              Director of The
Lehigh Court, LLC            Audit         2001           Court LLC since July                    First Israel
40 East 52nd Street          Committee                    2002; President of                      Fund, Inc.
New York, New York           Member                       Sunguard Securities
10022                                                     Finance, Inc. from
                                                          2001 to July 2002;
Age: 54                                                   President of Loanet,
                                                          Inc. (on-line
                                                          accounting service)
                                                          from 1995 to 2001;
                                                          Director, President,
                                                          North American
                                                          Operations, and
                                                          former Executive Vice
                                                          President from 1992
                                                          to 1993 of Worldwide
                                                          Operations of
                                                          Metallurg Inc.
                                                          (manufacturer of
                                                          specialty metals and
                                                          alloys); Executive
                                                          Vice President,
                                                          Telerate, Inc.
                                                          (provider of real-time
                                                          information to (the
                                                          capital markets) from
                                                          1987 to 1992; Partner
                                                          in the law firm of
                                                          Hartman & Craven
                                                          until 1987

INTERESTED TRUSTEE

William W. Priest(2)         Trustee       Since          Senior Partner and      59              Director of The
Steinberg Priest & Sloane                  2001           Fund Manager,                           Brazilian Equity
Capital Management                                        Steinberg Priest &                      Fund, Inc.; The
12 East 49th Street                                       Sloane Capital                          Chile Fund, Inc.;
12th Floor                                                Management since                        The Emerging
New York, New York                                        March 2001;                             Markets
10017                                                     Chairman and                            Telecommunications
                                                          Managing Director                       Fund, Inc.; The
Age: 61                                                   of CSAM from 2000                       First Israel Fund,
                                                          to February 2001,                       Inc.; The Latin
                                                          Chief Executive                         America Equity
                                                          Officer and                             Fund, Inc.; The
                                                          Managing Director                       Indonesia Fund,
                                                          of CSAM from                            Inc.; and Credit
                                                          1990 to 2000                            Suisse Asset
                                                                                                  Management
                                                                                                  Income Fund,
                                                                                                  Inc.
-----------------
(2)  Mr. Priest is a Trustee who is an "interested person" of the Funds as defined in the 1940 Act, because he was an officer of CSAM until February
     2001.

                                       23

                                           TERM
                                           OF OFFICE(1)
                                           AND
                             POSITION(S)   LENGTH
                             HELD WITH     OF TIME
NAME, ADDRESS AND AGE        FUNDS         SERVED         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
--------------------------   -----------   ------------   --------------------------------------------------------
OFFICERS

Laurence R. Smith            Chairman      Since          Managing Director and Global Chief Investment Officer of
Credit Suisse Asset                        2002           CSAM; Associated with JP Morgan Investment Management
Management, LLC                                           from 1981 to 1999; Officer of other Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3147

Age: 44

Hal Liebes, Esq.             Vice          Since          Managing Director and Global General Counsel of CSAM;
Credit Suisse Asset          President     1999           Associated with Lehman Brothers, Inc. from 1996 to 1997;
Management, LLC              and                          Associated with CSAM from 1995 to 1996; Associated with
466 Lexington Avenue         Secretary                    CS First Boston Investment Management from 1994 to
New York, New York                                        1995; Associated with Division of Enforcement,
10017-3147                                                U.S. Securities and Exchange Commission from 1991 to
                                                          1994; Officer of other Credit Suisse Funds
Age: 38

Michael A. Pignataro         Treasurer     Since          Director and Director of Fund Administration of CSAM;
Credit Suisse Asset          and           1999           Associated with CSAM since 1984; Officer of other Credit
Management, LLC              Chief                        Suisse Funds
466 Lexington Avenue         Financial
New York, New York           Officer
10017-3147

Age: 43

Gregory N. Bressler, Esq.    Assistant     Since          Vice President and Legal Counsel of CSAM since
Credit Suisse Asset          Secretary     2000           January 2000; Associated with the law firm of Swidler
Management, LLC                                           Berlin Shereff Friedman LLP from 1996 to 2000;
466 Lexington Avenue                                      Officer of other Credit Suisse Funds
New York, New York
10017-3147

Age: 36

Kimiko T. Fields, Esq.       Assistant     Since          Assistant Vice President and Legal Counsel of CSAM since
Credit Suisse Asset          Secretary     2002           December 2000; Assistant Vice President, Institutional
Management, LLC                                           Marketing Department, CSAM, from January 2000 to
466 Lexington Avenue                                      December 2000; Marketing Associate, International Equity
New York, New York                                        Department, Warburg Pincus Asset Management, Inc.
10017-3147                                                from January of 1998 to January 2000; self-employed
                                                          author and consultant, from January 1996 to December 1997;
Age: 38                                                   Officer of other Credit Suisse Funds

                                       24

                                           TERM
                                           OF OFFICE(1)
                                           AND
                             POSITION(S)   LENGTH
                             HELD WITH     OF TIME
NAME, ADDRESS AND AGE        FUNDS         SERVED         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
--------------------------   -----------   ------------   --------------------------------------------------------
OFFICERS--(CONCLUDED)

Rocco A. DelGuercio          Assistant     Since          Vice President and Administrative Officer of CSAM;
Credit Suisse Asset          Treasurer     1999           Associated with CSAM since June 1996; Assistant
Management, LLC                                           Treasurer, Bankers Trust Co. -- Fund Administration
466 Lexington Avenue                                      from March 1994 to June 1996; Mutual Fund Accounting
New York, New York                                        Supervisor, Dreyfus Corporation from April 1987 to
10017-3147                                                March 1994; Officer of other Credit Suisse Funds

Age: 39

Joseph Parascondola          Assistant     Since          Assistant Vice President -- Fund Administration of CSAM
Credit Suisse Asset          Treasurer     2000           since April 2000; Assistant Vice President, Deutsche
Management, LLC                                           Asset Management from January 1999 to April 2000;
466 Lexington Avenue                                      Assistant Vice President, Weiss, Peck & Greer LLC
New York, New York                                        from November 1995 to December 1998; Officer of other
10017-3147                                                Credit Suisse Funds

Age: 39

Robert M. Rizza              Assistant     Since          Assistant Vice President of CSAM since January 2001;
Credit Suisse Asset          Treasurer     2002           Administrative Officer of CSAM from March 1998 to
Management, LLC                                           December 2000; Assistant Treasurer of Bankers Trust Co.
466 Lexington Avenue                                      from April 1994 to March 1998; Officer of other Credit
New York, New York                                        Suisse Funds
10017-3147

Age: 37

     The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-927-2874.

P.O. BOX 55030, BOSTON, MA 02205-5030      [CREDIT SUISSE ASSET MANAGEMENT LOGO]
800-927-2874 - www.CreditSuisseFunds.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSGMN-2-1002